Allowance for credit losses - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 137,861	$ 117,547
Current period (decrease) increase in provision for expected credit losses	4,022	109,692
Write-offs charged against the allowance	(107,996)	(89,378)
Allowance for credit losses at end of period	33,887	137,861
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	23,025	71,292
Current period (decrease) increase in provision for expected credit losses	(14,101)	(11,483)
Write-offs charged against the allowance	0	(36,784)
Allowance for credit losses at end of period	8,924	23,025
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	110,938	40,964
Current period (decrease) increase in provision for expected credit losses	21,332	122,568
Write-offs charged against the allowance	(107,996)	(52,594)
Allowance for credit losses at end of period	24,274	110,938
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	3,898	5,291
Current period (decrease) increase in provision for expected credit losses	(3,209)	(1,393)
Write-offs charged against the allowance	0	0
Allowance for credit losses at end of period	$ 689	$ 3,898